Stockholders' Equity - Schedule of Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	650,000	650,000
Number of Shares, Exercised	0
Number of Shares, Forfeitures	0
Number of Shares, Outstanding, Ending Balance	3,424,000	650,000
Weighted Average Exercise Price per Share, Outstanding, Beginning Balance	$ 0.24	$ 0.24
Weighted Average Exercise Price per Share, Exercised	0
Weighted Average Exercise Price per Share, Forfeitures	0
Weighted Average Exercise Price per Share, Outstanding, Ending Balance	$ 0.28	$ 0.24
Aggregate Intrinsic Value, Beginning Balance	$ 0	$ 6,500	$ 97,500
Aggregate Intrinsic Value, Granted		$ 0
Aggregate Intrinsic Value, Forfeitures	0
Aggregate Intrinsic Value, Exercised	$ 0
Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	2,774,000
Weighted Average Exercise Price per Share, Granted	$ 0.29
Aggregate Intrinsic Value, Granted	$ 0